Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Series A Preferred Shares | JD Logistics
Schedule of convertible redeemable non-controlling interests activities

	Number of shares	Amount
		RMB’000
Balance as of December 31, 2018	1,004,000,000	15,961,284
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	—	3,100

Balance as of December 31, 2019	1,004,000,000	15,964,384

Issuance	22,867,347	443,039
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	(288)

Balance as of December 31, 2020	1,026,867,347	16,407,135

Series A and A Plus Preferred Stock | Kuayue Express
Schedule of convertible redeemable non-controlling interests activities

Amount
RMB’000
Balance as of December 31, 2019	—
Business acquisition	719,144
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	6,929

Balance as of December 31, 2020	726,073